COMMITMENTS AND CONTINGENCIES (Details 1) - Lease [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Undiscounted Minimum Lease Commitments	$ 1,165,887	$ 1,309,474
Present Value Adjustment Using Incremental Borrowing Rate	(274,499)	(330,599)
Lease Liabilities	$ 891,388	$ 978,875